Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2019
37. Assets pledged, collateral received and assets transferred
Assets pledged and assets transferred as security against liabilities

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2019	2018
	£m	£m
Cash collateral and settlements	61,158	53,540
Loans and advances at amortised cost	18,726	12,597
Trading portfolio assets	65,341	63,373
Financial assets at fair value through the income statement	8,107	7,450
Financial assets at fair value through other comprehensive income	8,011	9,179
Assets pledged	161,343	146,139

The following table summarises the transferred financial assets and the associated liabilities:

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2019
Derivatives	64,061	(64,061)
Repurchase agreements	35,562	(22,981)
Securities lending arrangements	53,099	-
Other	8,621	(4,430)
	161,343	(91,472)

At 31 December 2018
Derivatives	55,082	(55,082)
Repurchase agreements	38,811	(25,721)
Securities lending arrangements	41,766	-
Other	10,480	(7,840)
	146,139	(88,643)

Included within other are agreements where a counterparty's recourse is limited to the transferred assets.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2019
Recourse to transferred assets only	3,035	(2,426)	3,183	(2,429)	754
2018
Recourse to transferred assets only	3,042	(2,975)	3,094	(2,962)	132

Collateral held as security for assets

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2019	2018
	£m	£m
Fair value of securities accepted as collateral	660,999	597,100
Of which fair value of securities re-pledged/transferred to others	554,111	530,364